JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 98.4%
Australia — 1.0%
IDP Education Ltd.	27,854	577,171

Brazil — 1.2%
Magazine Luiza SA*	174,320	689,482

Canada — 3.8%
Canadian National Railway Co.	8,341	906,305
Shopify, Inc., Class A*	929	1,394,691

		2,300,996

China — 10.3%
Bilibili, Inc., ADR*	7,966	681,730
Country Garden Services Holdings Co. Ltd.	80,000	649,591
Kingdee International Software Group Co. Ltd.*	176,000	549,681
Kuaishou Technology*(a)	18,800	266,785
Meituan*(a)	33,600	929,760
Tencent Holdings Ltd.	31,700	1,911,768
Weimob, Inc.*(a)	303,000	411,087
Wuxi Biologics Cayman, Inc.*(a)	54,000	824,810

		6,225,212

Denmark — 5.3%
Genmab A/S*	1,798	812,659
Novo Nordisk A/S, Class B	16,946	1,568,714
Orsted A/S(a)	5,532	820,507

		3,201,880

Finland — 1.5%
Kone OYJ, Class B	10,643	881,524

France — 5.9%
L’Oreal SA	3,369	1,541,296
LVMH Moet Hennessy Louis Vuitton SE	2,541	2,034,496

		3,575,792

Germany — 6.2%
adidas AG	3,670	1,332,040
Sartorius AG (Preference)	1,235	747,068
Symrise AG	5,728	844,588
Zalando SE*(a)	7,430	825,565

		3,749,261

Hong Kong — 5.8%
AIA Group Ltd.	121,400	1,452,644
Hong Kong Exchanges & Clearing Ltd.	19,600	1,252,630
Techtronic Industries Co. Ltd.	45,500	811,369

		3,516,643

India — 1.2%
HDFC Bank Ltd., ADR	10,210	720,520

Indonesia — 1.3%
Bank Central Asia Tbk. PT	382,500	789,617

Japan — 10.3%
Daikin Industries Ltd.	4,500	939,747
Hoya Corp.	8,000	1,129,357
Keyence Corp.	2,600	1,448,208
Kyowa Kirin Co. Ltd.	17,400	566,390
Sony Group Corp.	12,300	1,284,938
Sysmex Corp.	7,100	844,834

		6,213,474

Netherlands — 8.3%
Adyen NV*(a)	450	1,219,523
Argenx SE*	1,888	576,550
Argenx SE*	579	175,190
ASML Holding NV	3,574	2,731,911
Pharvaris NV*	16,434	292,032

		4,995,206

Poland — 0.9%
InPost SA*	28,963	567,907

South Korea — 3.2%
Delivery Hero SE*(a)	7,992	1,194,745
LG Chem Ltd.	981	720,548

		1,915,293

Spain — 1.4%
Cellnex Telecom SA(a)	13,328	869,207

Sweden — 3.3%
Assa Abloy AB, Class B	28,742	921,937
Atlas Copco AB, Class A	16,024	1,085,226

		2,007,163

Switzerland — 8.5%
Lonza Group AG (Registered)	1,440	1,121,222
Nestle SA (Registered)	18,076	2,288,958
Partners Group Holding AG	476	813,181
Straumann Holding AG (Registered)	492	912,177

		5,135,538

Taiwan — 7.2%
Sea Ltd., ADR*	4,929	1,361,192
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,520	2,976,653

		4,337,845

United Kingdom — 8.4%
Diageo plc	29,384	1,457,043
Intertek Group plc	10,621	760,951
Linde plc	2,888	885,589
London Stock Exchange Group plc	7,864	819,989
RELX plc	38,287	1,137,169

		5,060,741

United States — 3.4%
EPAM Systems, Inc.*	1,620	906,876
Oatly Group AB, ADR*	18,868	334,907
Unity Software, Inc.*	7,713	826,217

		2,068,000

TOTAL COMMON STOCKS (Cost $49,209,749)		59,398,472

SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(b)(c)(Cost $896,707)	896,707	896,707

Total Investments — 99.9% (Cost $50,106,456)		60,295,179
Other Assets Less Liabilities — 0.1%		62,029

Net Assets — 100.0%		60,357,208

Percentages indicated are based on net assets.

JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2021

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Semiconductors & Semiconductor Equipment	9.5%
Health Care Equipment & Supplies	6.0
IT Services	5.8
Textiles, Apparel & Luxury Goods	5.6
Internet & Direct Marketing Retail	4.9
Capital Markets	4.8
Machinery	4.6
Food Products	4.4
Chemicals	4.1
Pharmaceuticals	4.0
Interactive Media & Services	3.6
Entertainment	3.4
Life Sciences Tools & Services	3.2
Professional Services	3.1
Building Products	3.1
Software	3.0
Biotechnology	2.6
Personal Products	2.6
Banks	2.5
Beverages	2.4
Insurance	2.4
Electronic Equipment, Instruments & Components	2.4
Household Durables	2.1
Road & Rail	1.5
Diversified Telecommunication Services	1.4
Electric Utilities	1.4
Multiline Retail	1.1
Commercial Services & Supplies	1.1
Diversified Consumer Services	1.0
Air Freight & Logistics	0.9
Short-Term Investments	1.5

Abbreviations

ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$577,171	$—	$577,171
Brazil	689,482	—	—	689,482
Canada	2,300,996	—	—	2,300,996
China	681,730	5,543,482	—	6,225,212
Denmark	—	3,201,880	—	3,201,880
Finland	—	881,524	—	881,524
France	—	3,575,792	—	3,575,792
Germany	—	3,749,261	—	3,749,261
Hong Kong	—	3,516,643	—	3,516,643
India	720,520	—	—	720,520
Indonesia	—	789,617	—	789,617
Japan	—	6,213,474	—	6,213,474
Netherlands	292,032	4,703,174	—	4,995,206
Poland	—	567,907	—	567,907
South Korea	—	1,915,293	—	1,915,293
Spain	—	869,207	—	869,207
Sweden	—	2,007,163	—	2,007,163
Switzerland	—	5,135,538	—	5,135,538
Taiwan	4,337,845	—	—	4,337,845
United Kingdom	—	5,060,741	—	5,060,741
United States	2,068,000	—	—	2,068,000

Total Common Stocks	11,090,605	48,307,867	—	59,398,472

Short-Term Investments
Investment Companies	896,707	—	—	896,707

Total Investments in Securities	$11,987,312	$48,307,867	$—	$60,295,179

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$469,916	$2,865,858	$2,439,067	$—	$—	$896,707	896,707	$36	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.